Restatement of Previously Issued Quarterly Financial Statements (Unaudited) (Details) - Schedule of condensed consolidated balance sheets (unaudited) (Parentheticals) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Schedule Of Condensed Consolidated Balance Sheets Unaudited Abstract
Common stock, par value per share (in Dollars per share)			$ 0.00001	$ 0.00001
Common stock, shares authorized			499,560,659	499,560,659
Common stock, shares issued			144,613,591	66,431,920
Common stock, shares outstanding			144,538,212	66,431,920
Treasury stock, at cost, shares	75,379	75,379	75,379	0